Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 30,199	$ 63,297
Restricted cash (Note 7)	1,004	0
Trade accounts receivable	16,126	4,772
Prepayments and other assets	8,532	3,046
Inventories	8,699	5,315
Assets held for sale (Note 5)		29,027
Total current assets	64,560	105,457
Fixed assets
Vessels, net (Note 5)	1,229,782	1,265,196
Total fixed assets	1,229,782	1,265,196
Other non-current assets
Above market acquired charters (Note 6)	68,186	75,035
Deferred charges, net	2,220	1,519
Restricted cash (Note 7)	16,996	18,000
Prepayments and other assets	3,501	1,009
Total non-current assets	1,320,685	1,360,759
Total assets	1,385,245	1,466,216
Current liabilities
Current portion of long-term debt, net (Note 7)	52,348	50,514
Trade accounts payable	15,769	9,631
Due to related parties (Note 4)	17,742	14,234
Accrued liabilities (Note 9)	20,374	15,111
Deferred revenue, current (Note 4)	8,926	18,800
Liability associated with vessel held for sale (Notes 5, 7)		14,781
Total current liabilities	115,159	123,071
Long-term liabilities
Long-term debt, net (Note 7)	388,676	403,820
Deferred revenue	96	5,920
Total long-term liabilities	388,772	409,740
Total liabilities	503,931	532,811
Commitments and contingencies (Note 15)
Partners' capital
General Partner	15,436	16,427
Limited Partners - Common ( 18,178,100 units issued and outstanding at December 31, 2018 and 2017 (adjusted for the March 2019 Reverse Split))	755,372	806,472
Limited Partners - Preferred (12,983,333 Class B units issued and outstanding at December 31, 2018 and 2017)	110,506	110,506
Total partners' capital	881,314	933,405
Total liabilities and partners' capital	$ 1,385,245	$ 1,466,216